Income Tax	9 Months Ended
Jun. 30, 2024
Disclosure of income tax [abstract]
Income Tax

16. INCOME TAX

The Company determined the reporting periods’ income tax expense based on an estimate of the annual effective income tax rate in the respective countries applied to the pre-tax result before the tax effect of any discrete items of this reporting period. The components of income tax expenses are as follows:

	Three months ended June 30,		Nine months ended June 30,
(In thousands of Euros)	2024	2023	2024	2023
Current income taxes	(26,843)	(11,823)	(60,591)	(35,367)
Deferred income taxes	(9,412)	(16,392)	(15,808)	(15,547)
Income tax expense	(36,255)	(28,215)	(76,399)	(50,914)

The Company estimates the income tax rate for the fiscal year ending September 30, 2024 will be 34.4%, compared to 34.6% for the fiscal year ended September 30, 2023. The effective tax rate for the period ended June 30, 2024 was impacted by personnel expenses resulting from the management investment plan described in Note 18 – Share-based compensation that are treated as non-deductible for income tax purposes.

For details on the TRA please refer to Note 12 - Tax Receivable Agreement.